Frontegra RobecoSAM Global Equity Fund | Frontegra RobecoSAM Global Equity Fund
Frontegra RobecoSAM Global Equity Fund

FRONTEGRA FUNDS, INC.

Frontegra SAM Global Equity Fund (the “Fund”)

SUPPLEMENT DATED FEBRUARY 21, 2013

TO THE

PROSPECTUS DATED NOVEMBER 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Fund Name Change

Effective February 20, 2013, the name of the Fund changed from the Frontegra SAM Global Equity Fund to the Frontegra RobecoSAM Global Equity Fund. As a result, all references in the Prospectus to “Frontegra SAM Global Equity Fund” are hereby replaced with “Frontegra RobecoSAM Global Equity Fund.”